Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-term debt is as follows:

	December 31,
	2018	2017
Mortgage payable, due January 2019, annual interest 11.5%	$—	$9,537
Unamortized deferred financing costs	—	(105)

	—	9,432
Less current portion of long-term debt	—	(9,432)

Total	$—	$—